11. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment Income Statement Disclosures [Abstract]
Property and equipment

Property and equipment consisted of the following (in thousands):

	December 31,
	2012	2011
Facilities and plant equipment	$169,229	$168,036
Land	2,570	2,570
Other equipment, vehicles and furniture	5,280	4,918
Construction in progress	4,014	3,328
	181,093	178,852
Accumulated depreciation	(30,684)	(19,235)
	$150,409	$159,617